EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Exchange Traded Concepts Trust (the “Trust”), supplemental risk/return summary information, in interactive data format, for the Trust’s Bernstein U.S. Research Fund and Bernstein Global Research Fund.